Trade and other payables (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024
Trade and other payables
Trade payables	R 28,272	R 24,972
Capital project related payables	284	861
Accrued expenses	3,914	4,045
Other payables (financial liabilities)	1,757	2,080
Related party payables	530	593
third parties	20	25
equity accounted investments	510	568
Trade payables	34,757	32,551
Other payables (non-financial liabilities)	8,586	7,664
Duties payable to revenue authorities	3,866	3,632
Value added tax	202	351
Trade and other payables	R 47,411	R 44,198